Filed with the U.S. Securities and Exchange Commission on July 8, 2025
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1026	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1027	[X]
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

 (Registrant’s Telephone Number, including Area Code): (414) 516-1645

Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 24, 2025 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, the AAM Todd International Intrinsic Value ETF, hereby submits Post-Effective Amendment No. 1026 to the Trust’s Registration Statement for the sole purpose of designating July 24, 2025 as the new effective date for Post-Effective Amendment No. 1007, previously filed on April 25, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on July 8, 2025.

ETF Series Solutions

/s/ Kristina R. Nelson
Kristina R. Nelson President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on July 8, 2025.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Leonard M. Rush	Trustee
Leonard M. Rush

* Michael A. Castino	Trustee
Michael A. Castino

* Kristina R. Nelson	President
Kristina R. Nelson

* Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/Kristina R. Nelson
Kristina R. Nelson
pursuant to Powers of Attorney